Commitments And Contingencies - Additional Information (Details) - EUR (€)		12 Months Ended
	Dec. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2022
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Lease liabilities		€ 17,259,000	€ 16,249,000	€ 9,072,000
Lease expense		€ 6,999,000	€ 3,338,000	€ 2,335,000
St. Pancras
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Lease liabilities					€ 70,000,000
Lease term					15 years
Lease expense	€ 15,000,000